Wireless Licenses Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Wireless licenses under development	$ 4,126	$ 3,417
Average remaining renewal period of wireless license portfolio (in years)	6 years 1 month 6 days
Wireless Licenses
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Wireless licenses under development	$ 7,300	$ 2,200